Income Taxes (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Jan. 01, 2023 CNY (¥)	Mar. 28, 2018 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Income Taxes [Line Items]
Foreign enterprises rate, percentage			25.00%
Global income tax rate, percentage			25.00%
Preferential tax rate, percentage	20.00%		15.00%		20.00%
Total revenue, percentage			50.00%
Additional tax deduction, percentage			100.00%
Low-profit enterprises, percentage					12.50%
Assessable profits (in Yuan Renminbi) | ¥	¥ 3				¥ 1
Income tax for dividends, percentage			10.00%
PRC tax rate, percentage			5.00%
Effective tax rates, percentage			9.00%	1.00%		(8.00%)
Deferred tax assets (in Dollars)			$ 722,350	$ 956,239		$ 1,826,095
Net operating losses (NOLs) carryforwards (in Dollars)			10,061,750
CHINA
Income Taxes [Line Items]
Net operating losses (NOLs) carryforwards (in Dollars)			$ 10,061,750	$ 10,758,760
Minimum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars)		$ 2
Profits tax rate, percentage		8.25%
Preferential tax rate, percentage					20.00%
Assessable profits (in Yuan Renminbi) | ¥					¥ 1
Maximum [Member]
Income Taxes [Line Items]
Profits tax amount (in Dollars)		$ 2
Profits tax rate, percentage		16.50%
Preferential tax rate, percentage	25.00%				25.00%
Assessable profits (in Yuan Renminbi) | ¥					¥ 3